GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2021	Aug. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 758	$ 62,978	$ 0
Intangible assets amortization			$ 11,185	9,839	$ 11,126
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method			accelerated basis
Estimated weighted average life (in years)			5 years 3 months 18 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method			straight-line basis
Estimated weighted average life (in years)	12 years	11 years
Customer Lists | Bannockburn [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 31,100		$ 27,500	31,100
Customer Lists | Summit Funding Group
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 30,100		$ 27,600	$ 30,100